Note 14 - Derivative Financial Instruments - Fair Value Losses and Cash Flows on Derivative Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Cash flows arising from investing activites	$ (768)	$ (478)	$ 1,066
Cash flows arising from financing activities	0	(3,458)	2,960
Derivative assets [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	1,119	1,198	240
Put option 1 [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	1,097	38	0
Cash flows arising from investing activites	(946)	(478)	0
Purchase option [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	22	0	0
Cash flows arising from investing activites	178	0	0
Gold loan agreement [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	0	(228)	21
Cash flows arising from financing activities	0	(3,698)	2,752
Call option 1 [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	0	(240)	0
Cash flows arising from financing activities, proceeds	0	0	208
Cap and collar options and call options [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	0	832	114
Cash flows arising from financing activities, proceeds	0	416	0
Call options transaction costs [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	0	796	0
Gold ETF [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	0	0	105
Cash flows arising from investing activites	0	0	1,066
Call options acquisitions [member]
Statement Line Items [Line Items]
Cash flows arising from financing activities, proceeds	$ 0	$ (176)	$ 0